Offerings	Feb. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 649,918.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 89.75
Offering Note

(1)	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(2)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(2)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.